Summary of Significant Accounting Policies - Schedule of Disaggregation of Our Revenue (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 15,288,195	$ 22,333,251	$ 31,786,802
Sales of in-park recreation [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,986,027	19,263,768	30,115,995
Rental income [Member]
Disaggregation of Revenue [Line Items]
Total revenue	12,302,168	3,069,483	1,514,697
Park service fees [Member]
Disaggregation of Revenue [Line Items]
Total revenue			156,110
Sales of in-park recreation at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,986,027	19,263,768	30,115,995
Rental income over time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	12,302,168	3,069,483	1,514,697
Park service fees at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue			$ 156,110